Segment Reporting - Summary Of Revenues By Geographic Area (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 515,822	$ 70,667	¥ 537,435	¥ 563,238
PRC
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	510,241	69,902	534,928	553,304
UNITED STATES
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 5,581	$ 765	¥ 2,507	¥ 9,934